Summary of Significant Accounting Policies - Summary Of Estimated Useful Lives Of Property, Plant And Equipments (Detail)	12 Months Ended
Dec. 31, 2019
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	5 years
Laboratory equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Leaseholds and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of lease term or estimated useful life